UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 4/30

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Disciplined Long/Short Growth Fund

	Shares	Value ($)

Common Stocks 117.0%
Consumer Discretionary 17.3%
Hotels Restaurants & Leisure 4.1%
Choice Hotels International, Inc.	2,000	84,580
Darden Restaurants, Inc.	2,600	101,764
Marriott International, Inc. "A"	2,100	101,094
Starbucks Corp.*	3,900	136,266

		423,704

Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	500	18,835
Nutri/System, Inc.*	1,500	66,075

		84,910
Leisure Equipment & Products 0.9%
Pool Corp.	2,400	87,840
Media 4.7%
Cablevision Systems Corp. (New York Group) "A"	2,500	75,725
McGraw-Hill Companies, Inc.	2,000	134,160
The DIRECTV Group, Inc.*	5,700	139,023
Walt Disney Co.	4,100	144,197

		493,105
Multiline Retail 3.6%
Dollar Tree Stores, Inc.*	3,200	100,672
Federated Department Stores, Inc.	200	8,298
Kohl's Corp.*	1,900	134,729
Nordstrom, Inc.	2,400	133,704

		377,403
Specialty Retail 3.2%
Dick's Sporting Goods, Inc.*	2,000	102,980
Office Depot, Inc.*	3,000	112,170
TJX Companies, Inc.	4,100	121,237

		336,387
Consumer Staples 7.9%
Beverages 3.8%
Anheuser-Busch Companies, Inc.	2,700	137,619
PepsiCo, Inc.	3,900	254,436

		392,055
Food & Staples Retailing 1.5%
Safeway, Inc.	2,900	104,487
Wal-Mart Stores, Inc.	1,200	57,228

		161,715
Food Products 1.1%
Campbell Soup Co.	700	26,936
ConAgra Foods, Inc.	3,600	92,556

		119,492
Household Products 1.4%
Colgate-Palmolive Co.	2,100	143,430
Tobacco 0.1%
UST, Inc.	100	5,744
Energy 9.8%
Energy Equipment & Services 4.2%
Patterson-UTI Energy, Inc.	4,700	113,505
Tidewater, Inc.	2,100	108,297
Todco*	3,100	107,353
Unit Corp.*	2,200	106,656

		435,811
Oil, Gas & Consumable Fuels 5.6%
Devon Energy Corp.	1,500	105,135
ExxonMobil Corp.	1,800	133,380
Tesoro Corp.	1,500	123,585

W&T Offshore, Inc.	3,300	101,376
XTO Energy, Inc.	2,500	126,175

		589,651
Financials 5.8%
Capital Markets 4.1%
Merrill Lynch & Co., Inc.	1,300	121,628
Morgan Stanley	1,400	115,906
The Goldman Sachs Group, Inc.	900	190,944

		428,478
Commercial Banks 0.2%
Wells Fargo & Co.	600	21,552
Consumer Finance 0.7%
American Express Co.	1,200	69,864
Real Estate Investment Trusts 0.8%
New Century Financial Corp. (REIT)	500	15,135
Public Storage, Inc. (REIT)	200	21,752
Simon Property Group, Inc. (REIT)	400	45,756

		82,643
Health Care 17.0%
Biotechnology 2.0%
Amgen, Inc.*	3,000	211,110
Health Care Equipment & Supplies 4.1%
Baxter International, Inc.	3,100	153,946
Becton, Dickinson & Co.	1,700	130,798
Kinetic Concepts, Inc.*	2,900	142,651

		427,395
Health Care Providers & Services 3.4%
Aetna, Inc.	2,800	118,048
Humana, Inc.*	2,100	116,550
McKesson Corp.	2,100	117,075

		351,673
Pharmaceuticals 7.5%
Abbott Laboratories	3,800	201,400
Johnson & Johnson	3,700	247,160
Merck & Co., Inc.	1,300	58,175
Mylan Laboratories, Inc.	800	17,712
Pfizer, Inc.	3,700	97,088
Schering-Plough Corp.	6,500	162,500

		784,035
Industrials 20.4%
Aerospace & Defense 6.4%
Boeing Co.	2,200	197,032
Lockheed Martin Corp.	1,600	155,504
Raytheon Co.	2,300	119,370
Rockwell Collins, Inc.	1,800	122,778
United Technologies Corp.	1,000	68,020

		662,704
Airlines 1.3%
AMR Corp.*	800	29,640
Continental Airlines, Inc. "B"*	2,500	103,725

		133,365

Commercial Services & Supplies 3.7%
Allied Waste Industries, Inc.*	3,300	42,207
Avery Dennison Corp.	1,600	109,376
Steelcase, Inc. "A"	5,400	105,786
Waste Management, Inc.	3,400	129,132

		386,501
Electrical Equipment 1.5%
Emerson Electric Co.	3,400	152,898
Industrial Conglomerates 1.4%
General Electric Co.	4,100	147,805
Machinery 3.1%
Cummins, Inc.	900	121,104
Gardner Denver, Inc.*	2,400	92,520
PACCAR, Inc.	1,700	113,679

		327,303
Road & Rail 3.0%
Laidlaw International, Inc.	3,300	98,043
Ryder System, Inc.	1,900	103,626
Swift Transportation Co., Inc.*	3,600	109,872

		311,541
Information Technology 29.7%
Communications Equipment 4.5%
Cisco Systems, Inc.*	8,500	226,015
Corning, Inc.*	7,500	156,300
Motorola, Inc.	4,500	89,325

		471,640
Computers & Peripherals 4.6%
Hewlett-Packard Co.	4,800	207,744
International Business Machines Corp.	900	89,235
Lexmark International, Inc. "A"*	1,200	75,636
Western Digital Corp.*	5,200	101,920

		474,535
Electronic Equipment & Instruments 2.0%
Amphenol Corp. "A"	1,700	115,124
Tech Data Corp.*	2,600	96,564

		211,688
Internet Software & Services 2.7%
eBay, Inc.*	1,800	58,302
Google, Inc. "A"*	300	150,390
Yahoo!, Inc.*	2,400	67,944

		276,636
IT Services 1.7%
Acxiom Corp.	4,000	90,800
Total System Services, Inc.	2,800	86,520

		177,320
Semiconductors & Semiconductor Equipment 7.7%
Advanced Micro Devices, Inc.*	5,800	90,190
Atmel Corp.*	15,800	94,484
Intel Corp.	3,100	64,976
Lam Research Corp.*	2,100	96,201
MEMC Electronic Materials, Inc.*	2,700	141,480
National Semiconductor Corp.	5,000	115,650

Novellus Systems, Inc.*	3,100	95,573
NVIDIA Corp.*	3,400	104,210

		802,764
Software 6.5%
BEA Systems, Inc.*	8,200	101,106
Cadence Design Systems, Inc.*	5,700	107,730
Intuit, Inc.*	2,000	62,900
Microsoft Corp.	13,200	407,352

		679,088
Materials 7.0%
Chemicals 3.6%
Lyondell Chemical Co.	4,100	129,642
Monsanto Co.	2,700	148,743
Praxair, Inc.	1,500	94,590

		372,975
Metals & Mining 3.4%
Carpenter Technology Corp.	1,000	117,100
Southern Copper Corp.	1,900	118,750
United States Steel Corp.	1,500	125,235

		361,085
Telecommunication Services 1.1%
Diversified Telecommunication Services
AT&T, Inc.	2,900	109,127
Utilities 1.0%
Independent Power Producers & Energy Traders
AES Corp.*	5,200	108,108

Total Common Stocks (Cost $11,844,062)		12,195,080
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.1%
US Treasury Bill, 4.97%**, 4/19/2007 (a) (Cost $14,841)	15,000	14,841
	Shares	Value ($)

Cash Equivalents 2.1%
Cash Management QP Trust, 5.31% (b) (Cost $223,901)	223,901	223,901
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 12,082,804)	119.2	12,433,822
Other Assets and Liabilities, Net	(19.2)	(2,007,294)

Net Assets	100.0	10,426,528
	Shares	Value ($)

Common Stocks Sold Short 19.6%
Consumer Discretionary 4.4%
Hotels Restaurants & Leisure 1.9%
Las Vegas Sands Corp.*	900	93,663

Wynn Resorts Ltd.	900	100,566

		194,229
Household Durables 0.6%
Centex Corp.	1,200	64,428
Internet & Catalog Retail 0.9%
IAC/InterActiveCorp.*	2,500	96,000
Specialty Retail 1.0%
Tractor Supply Co.*	2,000	100,660
Consumer Staples 1.0%
Beverages
Hansen Natural Corp.*	2,800	106,652
Energy 4.1%
Energy Equipment & Services 2.2%
FMC Technologies, Inc.*	800	49,544
Smith International, Inc.	2,100	83,328
TETRA Technologies, Inc.*	4,200	97,272

		230,144
Oil, Gas & Consumable Fuels 1.9%
Pogo Producing Co.	2,000	99,100
Southwestern Energy Co.*	2,700	103,842

		202,942
Health Care 0.8%
Biotechnology
MedImmune, Inc.*	2,500	86,650
Industrials 3.1%
Airlines 0.6%
Southwest Airlines Co.	4,100	61,910
Building Products 0.3%
USG Corp.*	500	26,800
Construction & Engineering 1.1%
Shaw Group, Inc.*	3,500	118,160
Road & Rail 0.2%
Kansas City Southern*	500	15,030
Trading Companies & Distributors 0.9%
Fastenal Co.	2,600	96,928
Information Technology 3.4%
Communications Equipment 0.8%
Juniper Networks, Inc.*	4,500	81,540
Office Electronics 0.9%
Zebra Technologies Corp. "A"*	2,800	97,076
Semiconductors & Semiconductor Equipment 0.7%
Broadcom Corp. "A"*	2,300	73,416
Software 1.0%
Novell, Inc.*	14,800	107,300
Materials 1.0%
Paper & Forest Products
Louisiana-Pacific Corp.	4,400	100,804

Telecommunication Services 1.8%
Diversified Telecommunication Services
Level 3 Communications, Inc.*				14,700	91,287
NeuStar, Inc. "A"*				3,000	92,670

					183,957

Total Common Stocks Sold Short (Proceeds $2,012,200)					2,044,626
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.
*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				At January 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At January 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P Mini 500 Index	3/16/2007	2	142,235	144,300	2,065

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Long/Short Growth Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Long/Short Growth Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007